Total
ICON Sector Funds | ICON UTILITIES AND INCOME FUND
ICON Utilities and Income Fund
Investment Objective/Goals
Seeks long-term capital appreciation.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and example do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - ICON Sector Funds - ICON UTILITIES AND INCOME FUND	Institutional Class	Investor Class
Sales and redemption charges	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - ICON Sector Funds - ICON UTILITIES AND INCOME FUND	Institutional Class	Investor Class
Management fees	1.00%	1.00%
Distribution (12b-1) fees	none	0.25%
Other expenses	0.24%	0.24%
Total Annual Fund Operating Expense	1.24%	1.49%
Expense Reimbursement	(0.01%)	(0.01%)
Total Annual Fund Operating Expenses After Expense Reimbursement	1.23%	1.48%

Shelton Capital Management has contractually agreed to reimburse expenses incurred by the Fund to the extent that total annual fund operating expenses (excluding acquired fund fees and expenses, certain compliance costs, and extraordinary expenses such as litigation or merger and reorganization expenses, for example) exceed 1.22% and 1.47% for Institutional Class and Investor Class shares, respectively, until May 20, 2021. This agreement may only be terminated with the approval of the SCM Trust Board. Shelton may be reimbursed for any foregone advisory fees or unreimbursed expenses within three fiscal years following a particular reduction or expense, but only to the extent the reimbursement does not cause the Fund to exceed applicable expense limits, and the effect of the reimbursement is measured after all ordinary operating expenses are calculated. Any such reimbursement is subject to the review and approval of the SCM Trust Board.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - ICON Sector Funds - ICON UTILITIES AND INCOME FUND - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	125	392	680	1,499
Investor Class	151	470	812	1,779

Assuming shareholder approval, the ICON Utilities and Income Fund of SCM Trust will be the successor fund to a series of ICON Funds trust, the ICON Utilities Fund (the "Predecessor Fund"). The Predecessor Fund will be reorganized into a new series of SCM Trust as the ICON Utilities and Income Fund on or about May 22, 2020. All historic performance and financial information presented is that of the predecessor ICON Utilities Fund which was the accounting and performance survivor of the reorganizations. Historic information presented for the Institutional Class and Investor Classes shares is based on that of the Class A and Class S shares, respectively, of the predecessor ICON Utilities Fund.

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Predecessor ICON Utilities Fund's portfolio turnover rate was 144% of the average value of its whole portfolio.

Principal Investment Strategies.

The Fund uses a quantitative methodology to identify securities ICON Advisers, Inc. ("ICON") the Fund's investment sub-advisor believes are underpriced relative to value. It normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies in the Utilities sectors (as determined by the Global Industry Classification Standard) including, but not limited to: Electric Utilities, Gas Utilities, Independent Power Producers & Energy Traders, Multi-utilities, Renewable Electricity and Water Utilities. This strategy may not be changed unless the Fund shareholders are given at least 60 days prior notice. Equity securities in which the Fund may invest include common stocks and preferred stocks of companies of any market capitalization. There is no minimum or maximum with respect to the amount the Fund may invest in any particular sector.

ICON's quantitative methodology calculates intrinsic value using average earnings per share, future earnings growth estimates, beta, and bond yield. This calculated intrinsic value for each individual stock is aggregated by industry and sector which enables ICON to identify value opportunities within industries and sectors. ICON then employs a tactical, rotation-based process that tilts the Fund toward industries and sectors ICON believes will outperform.

Principal Investment Risks

Like all investments in securities, you risk losing money by investing in the Fund. The main risks of investing in this Fund are:

Industry, Sector, and Concentration Risk. Companies that have similar lines of business are grouped together in broad categories called industries. Certain industries are grouped together in broader categories called sectors. The Fund overweights industries within the Utilities sector, which causes the Fund's performance to be susceptible to the economic, business or other developments that affect those industries, including the Electric Utilities, Gas Utilities, Independent Power Producers & Energy Traders, Multi-utilities, Renewable Electricity and Water Utilities industries. Utility companies are affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. The recent trend towards deregulation in the Utilities sector presents special risks. Utility companies may be subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company's equipment unusable or obsolete and negatively impact profitability. Additional risks can include fuel and other operating cost increases, restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations, and difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices.

Non-Diversified Portfolio Risk. The Fund is "non-diversified" which means it may own larger positions in a smaller number of securities than portfolios that are "diversified". The Fund may invest up to 25% of its total assets in the securities of one issuer. This means that an increase or decrease in the value of a single security likely will have a greater impact on the Fund's net asset value ("NAV") and total return than a diversified portfolio. The Fund's share prices may also be more volatile than those of a diversified fund.

Small and Mid-Size Company Risk. The Fund may invest in small or mid-size companies which in turn may also involve greater risk of loss and price fluctuation. The trading markets for securities of small-cap issuers may be less liquid and more volatile than securities of larger companies.

Portfolio Turnover Risk. Active trading generates transaction costs which, in turn, can affect performance. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses, affect the Fund's performance.

Stock Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, national or international political events, natural disasters, the spread of infectious illness or other public health issue, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Quantitative Model Risk. Quantitative models and the analysis of specific metrics are used to construct the Fund's portfolio. The impact of these metrics on a stock's performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that ICON Advisers may not be successful in selecting companies for investment or determining the weighting of particular stocks in the Fund's portfolio. Any of these factors could cause the Fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.

Manager Risk. ICON Advisers' opinion about the intrinsic worth or creditworthiness of a company or security may be incorrect or the market may continue to undervalue the company or security. ICON Advisers may not make timely purchases or sales of securities for the Fund.